Lease liabilities (Tables)	6 Months Ended
Dec. 31, 2023
Lease liabilities [Abstract]
Lease Liabilities
	31 Dec 2023	30 Jun 2023
	$'000	$'000

Current liabilities
Lease liability	209	192

Non-current liabilities
Lease liability	1,150	1,256

Total lease liabilities	1,359	1,448